ADVANCES FOR FUTURE CAPITAL INCREASE (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
	Dec. 30, 2019	Dec. 31, 2019	Feb. 17, 2020	Dec. 31, 2018
ADVANCES FOR FUTURE CAPITAL INCREASE
Advances for future capital increase, Non-Current Liabilities		R$ 50,246		R$ 3,873,412
Capital increase	R$ 7,751,940	7,751,940
Capital increase through capitalization of AFAC		4,148,795
Capital increase through direct contribution from shareholders		R$ 3,603,145
Issuance of new shares corresponding to capital increase (as a percent)		77.61%
Capital stock		R$ 31,305,331	R$ 39,057,271	31,305,331
Number of shares (in shares)		1,352,634,100
Anticipated future capital increase
ADVANCES FOR FUTURE CAPITAL INCREASE
Capital stock		R$ 39,057,271
Number of shares (in shares)		1,568,930,910
Common shares
ADVANCES FOR FUTURE CAPITAL INCREASE
Number of new shares issued (in shares)		201,792,299
Unit price of new shares issued (in dollars per share)		R$ 35.72
Number of shares (in shares)		1,087,050,297
Common shares | Anticipated future capital increase
ADVANCES FOR FUTURE CAPITAL INCREASE
Number of shares (in shares)		1,288,842,596	1,288,842,596
Class "B" preferred shares
ADVANCES FOR FUTURE CAPITAL INCREASE
Number of new shares issued (in shares)		14,504,511
Unit price of new shares issued (in dollars per share)		R$ 37.50
Par value (in dollars per share)		R$ 0.00
Class "B" preferred shares | Anticipated future capital increase
ADVANCES FOR FUTURE CAPITAL INCREASE
Number of shares (in shares)			279,941,394
Class "A" preferred shares | Anticipated future capital increase
ADVANCES FOR FUTURE CAPITAL INCREASE
Number of shares (in shares)			146,920
Government Contribution to Future Capital Increase
ADVANCES FOR FUTURE CAPITAL INCREASE
Advances for future capital increase, Non-Current Liabilities		R$ 46,452		3,580,852
Acquisition of Equity Stake CEEE/CGTEE
ADVANCES FOR FUTURE CAPITAL INCREASE
Advances for future capital increase, Non-Current Liabilities		3,401		262,210
HPP Xingo
ADVANCES FOR FUTURE CAPITAL INCREASE
Advances for future capital increase, Non-Current Liabilities		161		12,437
Federal Fund for Electrification - Law 5,073/66
ADVANCES FOR FUTURE CAPITAL INCREASE
Advances for future capital increase, Non-Current Liabilities		150		11,540
Banabui - Fortaleza transmission line
ADVANCES FOR FUTURE CAPITAL INCREASE
Advances for future capital increase, Non-Current Liabilities		57		4,426
Transmission Line in the State of Bahia
ADVANCES FOR FUTURE CAPITAL INCREASE
Advances for future capital increase, Non-Current Liabilities		R$ 25		R$ 1,947